Parent company only condensed financial information	12 Months Ended
Dec. 31, 2023
Parent company only condensed financial information
Parent company only condensed financial information

40   Parent company only condensed financial information

Parent Company only financial statements have been provided pursuant to the requirements of Securities and Exchange Commission Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of the Company’s consolidated subsidiaries, including VIEs, as of December 31, 2023 exceeded the 25% threshold, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries and VIEs. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRSs have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments or guarantees as at December 31, 2023. The subsidiaries did not pay any dividend to the Company for the years presented.

40   Parent company only condensed financial information (Continued)

(a)	Condensed Statements of Comprehensive Income

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Selling and marketing expenses	(439)	(387)	(90)
General and administrative expenses	(53,621)	(104,653)	(32,965)
Net impairment losses on amount due from subsidiaries	—	(465,457)	(281,288)
Other income, gains or loss‑net	834	2,555	(457)
Operating loss	(53,226)	(567,942)	(314,800)
Finance (costs)/income – net	(32)	(573)	196
Share of losses of joint venture	(2,896)	—	—
Share of losses of subsidiaries and VIEs	(1,225,545)	(303,759)	(48,111)
Loss before income tax	(1,281,699)	(872,274)	(362,715)
Income tax expenses	—	—	—
Loss for the year	(1,281,699)	(872,274)	(362,715)
Other comprehensive income, net of tax
Items that may be subsequently reclassified to profit or loss
– Foreign currency translation differences	(152,542)	69,454	3,880
– Changes in the fair value of debt instruments measured at fair value through other comprehensive income	(16)	5,324	500
Items that will not be subsequently reclassified to profit or loss
– Foreign currency translation differences	—	356,691	22,336
– Changes in the fair value of equity investments measured at fair value through other comprehensive income	(1,796)	—	—
Total comprehensive loss	(1,436,053)	(440,805)	(335,999)

40   Parent company only condensed financial information(Continued)

(b)	Condensed Balance Sheets

		As at December 31,
		2022	2023
	Note	RMB’000	RMB’000
ASSETS
Non‑current assets
Interest in subsidiaries	40(d)	1,764,074	2,181,554
Total non‑current assets		1,764,074	2,181,554

Current assets
Amount due from subsidiaries	40(d)	1,641,677	803,173
Prepayments and other receivables		448	435
Cash and cash equivalents		7,327	3,267
Total current assets		1,649,452	806,875
Total assets		3,413,526	2,988,429

EQUITY AND LIABILITIES
Equity
Share capital	25	78	78
Shares held for share incentive scheme	27	(149,544)	(149,544)
Reserves	26	10,953,072	10,989,851
Accumulated loss		(7,510,899)	(7,873,614)
Total equity		3,292,707	2,966,771

Liabilities
Non‑current liabilities
Trade and other payables		88,280	—
Total non‑current liabilities		88,280	—

Current liabilities
Trade and other payables		32,539	21,658
Total current liabilities		32,539	21,658
Total liabilities		120,819	21,658
Total equity and liabilities		3,413,526	2,988,429

40	Parent company only condensed financial information (Continued)
(c)	Condensed Statements of Cash Flows

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Cash used in operating activities
Cash used in operations	(51,132)	(139,011)	(44,284)
Net cash used in operating activities	(51,132)	(139,011)	(44,284)
Cash flows from investing activities
Payment for interest in subsidiaries, net of cash acquired	(1,333,804)	(3,005,546)	(1,117,823)
Proceeds from loan to subsidiaries	1,350,654	3,218,655	1,157,947
Net cash generated from investing activities	16,850	213,109	40,124

Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	9,257	1,161	—
Payments for shares repurchase	—	(74,992)	—
Net cash generated from/ (used in) financing activities	9,257	(73,831)	—
Net (decrease)/increase in cash and cash equivalents	(25,025)	267	(4,160)
Cash and cash equivalents at the beginning of the year	31,857	6,454	7,327
Effects of exchange rate changes on cash and cash equivalents	(378)	606	100
Cash and cash equivalents at the end of year	6,454	7,327	3,267

(d)	Interest in subsidiaries and amount due from subsidiaries

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Interest in subsidiaries
Equity investment in subsidiaries	1,764,074	2,181,554

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Amount due from subsidiaries
Loan receivables	1,641,677	803,173